Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Aug. 31, 2009
Percentage distribution of CareFusion stock to Cardinal Health shareholders				81.00%
CareFusion shares retained by Cardinal Health				41.4
Number of shares of stock disposed	30.5	10.9
Allowance for doubtful accounts, trade receivables	$ 134.5	$ 123.5
Receivable financing agreement range minimum in days	90
Receivable financing agreement range maximum in years	10
Finance notes and accrued interest receivables	90.4	109.9
Current portion of finance notes and accrued interest receivables	18.9	20.9
Allowance for doubtful accounts, finance notes receivables	14.9	16.2
Minimum percentage contribution to entity revenue by major customer	10.00%
Inventories valued at the lower of cost, using the LIFO method, or market	70.00%	73.00%
Inventory LIFO value over average cost	7.6	37.7
Reserves for excess and obsolete inventory	40.0	34.4
Depreciation expense	243.7	233.4	206.9
Capitalized interest percentage	4.21%
Impairments of goodwill	0	0	0
Probability of realizing tax benefit, minimum	50.00%
Vendor reserves	41.0	27.8
Cash dividends per Common Share	$ 0.78	$ 0.70	$ 0.56
Sales returns and allowances	1,651.4	1,516.2	1,391.4
Shipping and handling costs	325.7	293.5	289.7
Foreign currency translation gains/(losses)	71.1	(1.0)
CareFusion [Member]
Amount of transition service fee income	64.7	99.2
Amount of trade receivables purchased	460.4	605.6
Indemnification receivable	$ 263.9	$ 244.6
GPO Members [Member]
Percent of revenue	14.00%	15.00%	15.00%
Walgreens Co [Member] | Pharmaceutical [Member]
Percent of revenue	23.00%	24.00%	24.00%
Percentage of gross trade receivables	31.00%	32.00%
CVS Caremark Corporation [Member] | Pharmaceutical [Member]
Percent of revenue	22.00%	22.00%	21.00%
Percentage of gross trade receivables	20.00%	21.00%
Buildings and Improvements [Member]
Minimum useful lives for property and equipment category, in years	1
Maximum useful lives for property and equipment category, in years	50
Machinery and Equipment [Member]
Minimum useful lives for property and equipment category, in years	2
Maximum useful lives for property and equipment category, in years	20
Furniture and Fixtures [Member]
Minimum useful lives for property and equipment category, in years	3
Maximum useful lives for property and equipment category, in years	10